SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENTED REPORTING [Text Block]
10.	SEGMENTED REPORTING

The Company has one operating segment: the acquisition, exploration and development of precious metal projects located in the Congo. The operations of the Company are located in two geographic locations, Canada and the Congo. Geographic segmentation of non-current assets is as follows:

December 31, 2017

	Property, plant and		Exploration and
	equipment	Intangible assets	evaluation
Congo	$1,174	-	$27,633,564
Canada	$15,101	$1	-
	$16,275	$1	$27,633,564

December 31, 2016

	Property, plant and		Exploration and
	equipment	Intangible assets	evaluation
Congo	$18,486	-	$27,857,769
Canada	$16,916	$1	-
	$35,403	$1	$27,857,769